Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

	Successor
	Year Ended December 31,
	2014	2013
Available for sale securities	$4.5	$4.9
Deferred income taxes—non-current	250.0	271.9
Other	228.1	230.1

Total	$482.6	$506.9